SHARE-BASED PAYMENTS - Valuation model inputs (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Grant price (NYSE closing price on day immediately preceding grant date)	$ 96.67	$ 92.86
Share price (NYSE closing price at December 31	$ 115	$ 100.55
Expected annual volatility (%)	25.10%	28.33%
Risk-free interest rate (%)	1.74%	1.54%
Expected annual dividend yield (%)	3.04%	3.48%
Expected life (years) | yr	4	5
Forfeiture rate (%)	0.57%	0.59%